Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2022
MingZhu Investment Limited (“MingZhu BVI”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	MingZhu Investment Limited (“MingZhu BVI”)
Background	A British Virgin Islands company Incorporated on January 15, 2018 A holding company
Ownership	100% directly owned by MingZhu Cayman
YGMZ (Hong Kong) Limited (“MingZhu HK”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	YGMZ (Hong Kong) Limited (“MingZhu HK”)
Background	A Hong Kong company Incorporated on February 2, 2018 A holding company
Ownership	100% directly owned by MingZhu BVI
Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)
Background	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services
Ownership	100% directly owned by MingZhu HK
Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)
Background	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services
Ownership	100% directly owned by MingZhu HK
Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)
Background	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services
Ownership	100% directly owned by MingZhu
Cheyi (BVI) Limited (“Cheyi BVI”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Cheyi (BVI) Limited (“Cheyi BVI”)
Background	A British Virgin Islands company Incorporated on September 29, 2021 A holding company
Ownership	100% directly owned by MingZhu Cayman
Cheyi (Hong Kong) Limited (“Cheyi HK”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Cheyi (Hong Kong) Limited (“Cheyi HK”)
Background	A Hong Kong company Incorporated on October 22, 2021 A holding company
Ownership	100% directly owned by Cheyi BVI
Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Ningbo Cheyi” or Cheyi WFOE) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Ningbo Cheyi” or Cheyi WFOE)
Background	A PRC limited liability company Incorporated on November 2, 2021 A holding company
Ownership	100% directly owned by Cheyi HK
Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi Network”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi Network”)
Background	A PRC limited liability company Incorporated on December 10, 2015 An integrated online car-hailing and driver management services company
Ownership	100% owned by Ningbo Cheyi via contractual arrangements
Yinhua (BVI) Limited (“Yinhua”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Yinhua (BVI) Limited (“Yinhua”)
Background	A British Virgin Islands company Incorporated on November 12, 2021 A holding company
Ownership	100% directly owned by MingZhu Cayman
Yinhua (HK) Limited (“Yinhua HK”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Yinhua (HK) Limited (“Yinhua HK”)
Background	A Hong Kong company Incorporated on December 1, 2021 A holding company
Ownership	100% directly owned by Yinhua
Zhejiang Caiyunlian Technology Co. Ltd. (“Yinhua WFOE”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Zhejiang Caiyunlian Technology Co. Ltd. (“Yinhua WFOE”)
Background	A PRC limited liability company Incorporated on January 7, 2021 A holding company
Ownership	100% directly owned by Yinhua HK
Hainan Zhisheng Automobile Services Co., Ltd. (“Zhisheng”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Hainan Zhisheng Automobile Services Co., Ltd. (“Zhisheng”)
Background	A PRC limited liability company Incorporated on September 13, 2018 A comprehensive auto related service platform to serve auto insurance companies
Ownership	100% owned by Yinhua WFOE via contractual arrangements
Feipeng Global Limited (“Feipeng BVI”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Feipeng Global Limited (“Feipeng BVI”)
Background	A British Virgin Islands company Incorporated on March 17, 2022 A holding company
Ownership	100% directly owned by MingZhu Cayman
Feipeng Enterprises (HK) Limited (“Feipeng HK”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Feipeng Enterprises (HK) Limited (“Feipeng HK”)
Background	A Hong Kong company Incorporated on April 27, 2022 A holding company
Ownership	100% directly owned by Feipeng BVI
Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”)
Background	A PRC limited liability company Incorporated on September 13, 2022 A holding company
Ownership	100% directly owned by Feipeng HK
Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Name	Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”)
Background	A PRC limited liability company Incorporated on July 3, 2014 A regional trucking services provider
Ownership	100% owned by Feipeng WFOE via contractual arrangements